Quarterly Holdings Report
for

Fidelity® Mega Cap Stock Fund

March 31, 2020

GII-QTLY-0520
1.799848.116

Schedule of Investments March 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.0%
	Shares	Value
COMMUNICATION SERVICES - 9.1%
Diversified Telecommunication Services - 1.9%
Verizon Communications, Inc.	429,225	$23,062,259
Entertainment - 3.1%
Activision Blizzard, Inc.	179,800	10,694,504
Electronic Arts, Inc. (a)	84,400	8,454,348
The Walt Disney Co.	45,300	4,375,980
Vivendi SA	698,700	14,772,891
		38,297,723
Interactive Media & Services - 0.3%
Match Group, Inc. (a)(b)	50,500	3,335,020
Media - 3.8%
Comcast Corp. Class A	1,341,800	46,131,084

TOTAL COMMUNICATION SERVICES		110,826,086

CONSUMER DISCRETIONARY - 3.9%
Hotels, Restaurants & Leisure - 0.3%
Starbucks Corp.	50,900	3,346,166
Internet & Direct Marketing Retail - 1.8%
The Booking Holdings, Inc. (a)	16,400	22,063,248
Specialty Retail - 0.6%
Lowe's Companies, Inc.	86,200	7,417,510
Textiles, Apparel & Luxury Goods - 1.2%
LVMH Moet Hennessy Louis Vuitton SE ADR	32,400	2,410,884
NIKE, Inc. Class B	145,400	12,030,396
		14,441,280

TOTAL CONSUMER DISCRETIONARY		47,268,204

CONSUMER STAPLES - 6.9%
Beverages - 1.9%
Diageo PLC	468,700	14,862,254
The Coca-Cola Co.	178,300	7,889,775
		22,752,029
Food & Staples Retailing - 1.9%
Walmart, Inc.	209,300	23,780,666
Food Products - 1.0%
Nestle SA sponsored ADR	116,900	12,039,531
Tobacco - 2.1%
Altria Group, Inc.	661,105	25,564,930

TOTAL CONSUMER STAPLES		84,137,156

ENERGY - 7.7%
Oil, Gas & Consumable Fuels - 7.7%
Cenovus Energy, Inc. (Canada)	1,901,000	3,836,311
Equinor ASA sponsored ADR	1,315,800	16,026,444
Exxon Mobil Corp.	1,388,900	52,736,533
Hess Corp.	471,400	15,697,620
Total SA sponsored ADR	159,100	5,924,884
		94,221,792
FINANCIALS - 13.5%
Banks - 11.3%
Bank of America Corp.	2,047,200	43,462,056
JPMorgan Chase & Co.	389,100	35,030,673
PNC Financial Services Group, Inc.	126,300	12,089,436
U.S. Bancorp	273,400	9,418,630
Wells Fargo & Co.	1,324,230	38,005,401
		138,006,196
Capital Markets - 0.5%
State Street Corp.	123,200	6,562,864
Diversified Financial Services - 1.7%
Berkshire Hathaway, Inc. Class B (a)	111,000	20,294,130

TOTAL FINANCIALS		164,863,190

HEALTH CARE - 18.7%
Biotechnology - 0.3%
AbbVie, Inc.	50,100	3,817,119
Health Care Equipment & Supplies - 1.7%
Becton, Dickinson & Co.	5,700	1,309,689
Boston Scientific Corp. (a)	357,300	11,658,699
Intuitive Surgical, Inc. (a)	1,500	742,815
Medtronic PLC	74,613	6,728,600
		20,439,803
Health Care Providers & Services - 6.1%
Anthem, Inc.	7,582	1,721,417
Cigna Corp.	114,100	20,216,238
CVS Health Corp.	232,300	13,782,359
McKesson Corp.	62,800	8,494,328
UnitedHealth Group, Inc.	119,300	29,751,034
		73,965,376
Pharmaceuticals - 10.6%
Bayer AG	431,826	24,742,982
Bristol-Myers Squibb Co.	561,400	31,292,436
GlaxoSmithKline PLC sponsored ADR	455,200	17,247,528
Johnson & Johnson	325,300	42,656,589
Roche Holding AG (participation certificate)	25,960	8,352,423
Sanofi SA sponsored ADR	126,900	5,548,068
		129,840,026

TOTAL HEALTH CARE		228,062,324

INDUSTRIALS - 13.6%
Aerospace & Defense - 2.1%
General Dynamics Corp.	15,400	2,037,574
Safran SA	21,800	1,931,418
The Boeing Co.	54,800	8,172,872
United Technologies Corp.	139,300	13,140,169
		25,282,033
Air Freight & Logistics - 2.8%
FedEx Corp.	56,000	6,790,560
United Parcel Service, Inc. Class B	288,010	26,905,894
		33,696,454
Industrial Conglomerates - 6.4%
General Electric Co.	9,899,800	78,604,412
Machinery - 0.6%
Caterpillar, Inc.	60,500	7,020,420
Professional Services - 1.7%
RELX PLC (London Stock Exchange)	986,663	21,057,793

TOTAL INDUSTRIALS		165,661,112

INFORMATION TECHNOLOGY - 22.1%
Communications Equipment - 0.2%
Cisco Systems, Inc.	59,490	2,338,552
IT Services - 3.1%
MasterCard, Inc. Class A	26,300	6,353,028
Visa, Inc. Class A	193,600	31,192,832
		37,545,860
Semiconductors & Semiconductor Equipment - 3.2%
Applied Materials, Inc.	100,700	4,614,074
ASML Holding NV	9,800	2,564,072
Qualcomm, Inc.	359,500	24,320,175
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	163,100	7,794,549
		39,292,870
Software - 10.0%
Autodesk, Inc. (a)	59,500	9,287,950
Microsoft Corp.	620,090	97,794,395
SAP SE sponsored ADR (b)	136,420	15,074,410
Workday, Inc. Class A (a)	3,300	429,726
		122,586,481
Technology Hardware, Storage & Peripherals - 5.6%
Apple, Inc.	249,207	63,370,848
HP, Inc.	285,200	4,951,072
		68,321,920

TOTAL INFORMATION TECHNOLOGY		270,085,683

MATERIALS - 1.5%
Chemicals - 0.2%
DuPont de Nemours, Inc.	94,100	3,208,810
Metals & Mining - 1.3%
BHP Billiton Ltd. sponsored ADR (b)	425,900	15,626,271

TOTAL MATERIALS		18,835,081

TOTAL COMMON STOCKS
(Cost $1,067,380,484)		1,183,960,628

Convertible Preferred Stocks - 0.2%
HEALTH CARE - 0.2%
Health Care Equipment & Supplies - 0.2%
Becton, Dickinson & Co. Series A, 6.125%
(Cost $2,178,184)	41,300	2,257,271

Other - 0.3%
Other - 0.3%
Utica Shale Drilling Program (non-operating revenue interest) (c)(d)(e)	7,127,346	338,185
Utica Shale Drilling Program (non-operating revenue interest) 10% 10/5/23 (c)(d)(e)	6,161,487	4,004,967
TOTAL OTHER
(Cost $9,243,469)		4,343,152

Money Market Funds - 4.2%
Fidelity Cash Central Fund 0.29% (f)	28,754,835	28,763,461
Fidelity Securities Lending Cash Central Fund 0.28% (f)(g)	22,168,619	22,173,053
TOTAL MONEY MARKET FUNDS
(Cost $50,933,704)		50,936,514
TOTAL INVESTMENT IN SECURITIES - 101.7%
(Cost $1,129,735,841)		1,241,497,565
NET OTHER ASSETS (LIABILITIES) - (1.7)%		(21,120,276)
NET ASSETS - 100%		$1,220,377,289

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,343,152 or 0.3% of net assets.

 (e) Level 3 security

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 9/1/17	$3,081,982
Utica Shale Drilling Program (non-operating revenue interest) 10% 10/5/23	10/5/16 - 4/5/18	$6,161,487

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$851,332
Fidelity Securities Lending Cash Central Fund	216,755
Total	$1,068,087

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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